LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Basic earnings per share [abstract]
Summary of Calculations of Basic and Diluted Loss per Share
The calculations of basic and diluted loss per share are based on:

	2025	2024	2023
(Dollars in millions, except share and per share data)
Net loss	$(296.8)	$(177.0)	$(518.3)
Weighted average shares outstanding
Basic	368,641,170	365,702,143	352,165,418
Diluted	368,641,170	365,702,143	352,165,418
Loss per share
Basic	$(0.81)	$(0.48)	$(1.47)
Diluted	$(0.81)	$(0.48)	$(1.47)